Leases - Supplemental Balance Sheet and Other Information (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	$ 18,739
Weighted average remaining lease term - operating leases	3 years 8 months 15 days
Weighted average discount rate - operating leases	2.39%
Other long-term assets
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 57,305
Accrued and other current liabilities
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	18,739
Other long-term liabilities
Lessee, Lease, Description [Line Items]
Long-term operating lease liabilities	$ 39,631